Note 43 - Insurance and reinsurance contracts income and expenses Income by type of insurance product (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	€ 1,055	€ 1,069	€ 1,107
Life Insurance Contracts | Individidual Contract [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	486	346	268
Life Insurance Contracts | Individidual Contract [Member] | Savings Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	56	38	30
Life Insurance Contracts | Individidual Contract [Member] | Risk Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	430	308	238
Life Insurance Contracts | Collective Contract [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	196	258	366
Life Insurance Contracts | Collective Contract [Member] | Savings Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	39	(4)	8
Life Insurance Contracts | Collective Contract [Member] | Risk Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	157	263	357
Life Insurance Contracts | Total [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	682	604	634
Non life Insurance Contracts | Total [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	373	464	474
Non life Insurance Contracts | Total [Member] | Home Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	110	118	131
Non life Insurance Contracts | Total [Member] | Other Non Life Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	263	346	342
Total [Member] | Total [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	€ 1,055	€ 1,069	€ 1,107